Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended		Year ended
	Dec. 31, 2025		Dec. 31, 2024
	Number of shares subject to option	Weighted- average exercise price C$	Number of shares subject to option	Weighted average exercise price C$
Balance, beginning of year	2,484,107	$7.42	2,182,970	$7.23
Number of units granted during the year	828,720	$10.81	902,874	$7.50
Exercised	(478,755)	$7.69	(482,029)	$6.56
Forfeited	(114,892)	$9.01	(106,850)	$7.62
Expired	(8,766)	$8.31	(12,858)	$10.03
Balance, end of year	2,710,414	$8.34	2,484,107	$7.42

Disclosure of fair value assumptions used in the Black-Scholes valuation of share options [Table Text Block]
For options granted during the year ended	Dec. 31, 2025	Dec. 31, 2024
Weighted average share price at grant date (CAD)	$10.81	$7.50
Risk-free rate	3.07%	3.49%
Expected dividend yield	0.2%	0.3%
Expected stock price volatility (based on historical volatility)	45.3%	51.4%
Expected life of option (months)	84	84
Weighted average per share fair value of stock options granted (CAD)	$5.39	$4.11

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Dec. 31, 2025
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $5.26	292,198	1.15	$3.76	290,732	$3.76
$5.27 - $7.13	503,099	4.16	$6.75	273,014	$6.75
$7.14 - $8.71	687,508	5.15	$7.50	164,283	$7.50
$8.72 - $10.60	459,772	2.73	$10.13	458,500	$10.13
$10.61 - $13.50	767,837	6.12	$10.81	-	$-

Dec. 31, 2024
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $5.26	361,658	2.15	$3.76	361,658	$3.76
$5.27 - $6.90	631,984	5.16	$6.75	152,408	$6.75
$6.91 - $8.71	866,543	6.15	$7.50	-	$-
$8.72 - $10.17	365,988	4.16	$9.92	223,287	$9.92
$10.18 - $10.42	257,934	3.15	$10.42	257,934	$10.42

Disclosure of number and weighted average exercise prices of warrants [Table Text Block]
	Year ended		Year ended
	Dec. 31, 2025		Dec. 31, 2024
	Number of shares subject to warrants	Weighted- average exercise price C$	Number of shares subject to warrants	Weighted average exercise price C$
Balance, beginning of year	70,708	$7.38	457,617	$7.38
Warrants granted	-	$-	-	$-
Exercised	(70,708)	$7.38	(386,909)	$7.38
Expired	-	$-	-	$-
Balance, end of year	-	$-	70,708	$7.38

Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2025	Dec. 31, 2024
Number of units, beginning of year	1,519,500	1,571,160
Number of units granted during the year	91,613	143,527
Credits for dividends	1,896	-
Number of units released/paid	(534,133)	(195,187)
Number of units, end of year	1,078,876	1,519,500
Weighted average price (C$/unit)	$13.28	$10.05
Expenses recognized during the year[1] (notes 6c, 6d)	$13.9	$6.3
Payments made during the year (note 21)	$5.4	$1.6

Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2025	Dec. 31, 2024
Number of units, beginning of year	2,223,237	1,787,728
Number of units granted during the year	691,843	984,758
Credits for dividends	2,714	4,618
Number of units forfeited during the year	(155,864)	(158,125)
Number of units released/paid	(889,851)	(395,742)
Number of units, end of year	1,872,079	2,223,237
Weighted average price - granted (C$/unit)	$12.03	$7.56
Expenses recognized during the year[1] (note 6c, 6d)	$20.3	$6.7
Payments made during the year (note 21)	$6.3	$2.2

Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2025	Dec. 31, 2024
Number of units, beginning of year	1,446,197	1,172,803
Number of units granted during the year	426,775	600,572
Number of units added by performance factor	183,152	-
Credits for dividends	2,142	2,997
Number of units forfeited during the year	(72,299)	(169,436)
Number of units released/paid	(490,455)	(160,739)
Number of units, end of year	1,495,512	1,446,197
Weighted average price - granted (C$/unit)	$12.05	$7.35
Expense recognized during the year (note 6c)	$24.6	$4.2
Payments made during the year (note 21)	$3.5	$0.9